UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4526

Name of Registrant:	Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1:	Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (98.2%)
Consumer Discretionary (7.3%)
	The Walt Disney Co.	1,451,985	32,946
	Best Buy Co., Inc.	1,164,900	32,745
	Comcast Corp. Class A	1,916,900	32,357
	Omnicom Group Inc.	1,028,500	27,687
	News Corp., Class A	2,269,300	20,628
	H & R Block, Inc.	882,200	20,044
	Time Warner, Inc.	1,816,200	18,271
	Family Dollar Stores, Inc.	614,000	16,007
	Hasbro, Inc.	539,100	15,726
	McDonald's Corp.	252,300	15,690
	NIKE, Inc. Class B	286,700	14,622
*	Big Lots Inc.	922,100	13,361
	Pulte Homes, Inc.	1,110,300	12,136
	The Gap, Inc.	870,100	11,651
	Tiffany & Co.	374,500	8,849
*	GameStop Corp. Class A	402,400	8,716
	Carnival Corp.	310,000	7,539
	Jones Apparel Group, Inc.	1,059,600	6,209
			315,184
Consumer Staples (13.9%)
	The Procter & Gamble Co.	2,352,500	145,432
	Wal-Mart Stores, Inc.	1,943,900	108,975
	Philip Morris International Inc.	1,309,200	56,963
	Sysco Corp.	2,187,000	50,170
	Archer-Daniels-Midland Co.	1,509,600	43,522
	Brown-Forman Corp. Class B	752,250	38,733
	The Coca-Cola Co.	840,100	38,031
	The Pepsi Bottling Group, Inc.	1,018,200	22,920
	Walgreen Co.	724,700	17,878
	Coca-Cola Enterprises, Inc.	1,179,400	14,188
	Avon Products, Inc.	503,000	12,087
	McCormick & Co., Inc.	352,100	11,218
	Safeway, Inc.	444,700	10,571
	CVS Caremark Corp.	352,600	10,134
	Reynolds American Inc.	243,000	9,795
	PepsiCo, Inc.	133,700	7,323
			597,940
Energy (13.8%)
	ExxonMobil Corp.	3,154,636	251,835
	ConocoPhillips Co.	1,940,719	100,529
	Chevron Corp.	724,800	53,613
	Apache Corp.	601,300	44,815
	Occidental Petroleum Corp.	540,600	32,431
*	National Oilwell Varco Inc.	790,500	19,320
*	Southwestern Energy Co.	582,400	16,872
	BJ Services Co.	1,358,900	15,858

	Anadarko Petroleum Corp.	381,800	14,718
	Devon Energy Corp.	197,600	12,984
	Baker Hughes Inc.	381,100	12,222
	Murphy Oil Corp.	197,700	8,768
	Peabody Energy Corp.	235,200	5,351
	Williams Cos., Inc.	343,900	4,980
			594,296
Financials (12.5%)
	Bank of America Corp.	4,433,799	62,428
	Wells Fargo & Co.	1,818,500	53,609
	Northern Trust Corp.	970,600	50,607
	AFLAC Inc.	825,000	37,818
	State Street Corp.	825,100	32,451
	Hudson City Bancorp, Inc.	2,010,500	32,088
	JPMorgan Chase & Co.	939,000	29,607
	Prudential Financial, Inc.	970,700	29,373
	American Express Co.	1,553,000	28,808
	PNC Financial Services Group	485,300	23,780
	MetLife, Inc.	551,700	19,232
	BB&T Corp.	631,200	17,333
	The Goldman Sachs Group, Inc.	197,600	16,676
	Marsh & McLennan Cos., Inc.	588,200	14,276
	SunTrust Banks, Inc.	408,000	12,052
*	IntercontinentalExchange Inc.	145,600	12,003
	Public Storage, Inc. REIT	148,200	11,782
	Apartment Investment & Management Co. Class A REIT	857,442	9,903
	Charles Schwab Corp.	589,800	9,537
	Cincinnati Financial Corp.	302,408	8,791
	NYSE Euronext	297,600	8,148
	The Chubb Corp.	138,800	7,079
	The Principal Financial Group, Inc.	254,900	5,753
	CME Group, Inc.	24,800	5,161
			538,295
Health Care (15.7%)
	Johnson & Johnson	2,329,600	139,380
	Bristol-Myers Squibb Co.	2,850,800	66,281
	Pfizer Inc.	3,391,927	60,071
	Aetna Inc.	1,747,200	49,795
	Eli Lilly & Co.	1,235,200	49,742
*	Express Scripts Inc.	771,000	42,390
	Stryker Corp.	980,300	39,163
*	Biogen Idec Inc.	820,600	39,085
	Abbott Laboratories	589,800	31,478
*	Boston Scientific Corp.	2,569,800	19,890
	Merck & Co., Inc.	592,900	18,024
*	Watson Pharmaceuticals, Inc.	602,500	16,008
*	St. Jude Medical, Inc.	442,400	14,582
	CIGNA Corp.	847,000	14,272
	AmerisourceBergen Corp.	396,800	14,150
*	Gilead Sciences, Inc.	247,100	12,637
	Covidien Ltd.	329,700	11,948
*	Varian Medical Systems, Inc.	332,000	11,633

	Wyeth	297,600	11,163
*	Amgen Inc.	190,500	11,001
*	Thermo Fisher Scientific, Inc.	156,400	5,329
			678,022
Industrials (10.5%)
	General Electric Co.	8,104,800	131,298
	Honeywell International Inc.	1,795,700	58,953
	General Dynamics Corp.	784,200	45,162
	Northrop Grumman Corp.	781,000	35,176
	CSX Corp.	911,800	29,606
	Ingersoll-Rand Co.	1,442,800	25,032
	Union Pacific Corp.	386,100	18,456
	Fluor Corp.	403,000	18,083
	Republic Services, Inc. Class A	690,390	17,115
	Caterpillar, Inc.	373,800	16,698
	Norfolk Southern Corp.	245,800	11,565
	L-3 Communications Holdings, Inc.	134,200	9,901
*	Jacobs Engineering Group Inc.	179,400	8,629
	Burlington Northern Santa Fe Corp.	98,300	7,442
	Expeditors International of Washington, Inc.	219,300	7,296
	Dover Corp.	197,600	6,505
	Southwest Airlines Co.	465,800	4,015
			450,932
Information Technology (15.9%)
	Intel Corp.	6,747,700	98,921
	Hewlett-Packard Co.	2,432,100	88,261
*	Oracle Corp.	3,914,400	69,402
	International Business Machines Corp.	779,400	65,594
*	Apple Inc.	679,400	57,987
	Microsoft Corp.	2,948,000	57,309
*	Computer Sciences Corp.	1,274,300	44,779
*	Google Inc.	140,740	43,299
*	Symantec Corp.	2,322,800	31,404
*	Cisco Systems, Inc.	1,816,900	29,616
*	Juniper Networks, Inc.	938,900	16,440
	MasterCard, Inc. Class A	103,200	14,750
	Texas Instruments, Inc.	817,500	12,688
*	Autodesk, Inc.	601,500	11,820
	Xilinx, Inc.	503,800	8,978
*	Agilent Technologies, Inc.	548,200	8,568
	Automatic Data Processing, Inc.	198,300	7,801
	Corning, Inc.	586,300	5,587
*	eBay Inc.	398,900	5,569
*	Broadcom Corp.	294,400	4,996
			683,769
Materials (2.4%)
	Monsanto Co.	776,500	54,627
	Nucor Corp.	633,500	29,268
	Dow Chemical Co.	1,278,000	19,285
			103,180
Telecommunication Services (2.8%)
AT&T Inc.	3,251,600	92,670

	CenturyTel, Inc.			833,300	22,774
	Verizon Communications Inc.			98,400	3,336
					118,780
Utilities (3.4%)
	Public Service Enterprise Group, Inc.			1,784,100	52,042
	American Electric Power Co., Inc.			1,553,000	51,684
	Dominion Resources, Inc.			623,200	22,335
	CenterPoint Energy Inc.			847,200	10,692
*	AES Corp.			805,500	6,637
	Duke Energy Corp.			245,700	3,688
					147,078
Total Common Stocks (Cost $5,373,815)					4,227,476
	Coupon			Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund	1.378%		52,873,266	52,873
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.2%)
[2]	U.S. Treasury Bill	0.130%	6/18/09	7,450	7,446
Total Temporary Cash Investments (Cost $60,319)					60,319
Total Investments (99.6%) (Cost $5,434,134)					4,287,795
Other Assets and Liabilities-Net (0.4%)					19,010
Net Assets (100%)					4,306,805

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $7,446,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2008, the cost of investment securities for tax purposes was $5,434,134,000. Net unrealized depreciation of investment securities for tax purposes was $1,146,339,000, consisting of unrealized gains of $210,620,000 on securities that had risen in value since their purchase and $1,356,959,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.7% and -0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	290	65,257	1,544

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Growth and Income Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	4,280,349	1,544
Level 2- Other significant observable inputs	7,446	-
Level 3- Significant unobservable inputs	-	-
Total	4,287,795	1,544

Vanguard Structured Broad Market Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (94.8%)
Consumer Discretionary (8.4%)
	McDonald's Corp.	30,431	1,893
	Comcast Corp. Class A	80,865	1,365
	Lowe's Cos., Inc.	43,370	933
	Home Depot, Inc.	36,420	838
*	DIRECTV Group, Inc.	32,600	747
	Time Warner, Inc.	74,090	745
	News Corp., Class A	70,190	638
*	AutoZone Inc.	4,200	586
	NIKE, Inc. Class B	11,220	572
	The Gap, Inc.	42,500	569
	Ross Stores, Inc.	18,600	553
	Omnicom Group Inc.	19,960	537
	The Walt Disney Co.	20,490	465
	H & R Block, Inc.	19,900	452
*	JAKKS Pacific, Inc.	20,500	423
*	Pre-Paid Legal Services, Inc.	11,300	421
*	Big Lots Inc.	29,000	420
	Polo Ralph Lauren Corp.	9,200	418
	VF Corp.	6,900	378
	Limited Brands, Inc.	36,000	361
	Autoliv, Inc.	16,200	348
*	Time Warner Cable, Inc.	13,200	283
*	Urban Outfitters, Inc.	18,500	277
*	CEC Entertainment Inc.	10,504	255
*	Dollar Tree, Inc.	5,900	247
*	Aeropostale, Inc.	14,350	231
	Tim Hortons, Inc.	7,800	225
	Cablevision Systems NY Group Class A	11,300	190
	Royal Caribbean Cruises, Ltd.	13,600	187
	Target Corp.	5,390	186
*	Viacom Inc. Class B	9,495	181
	Black & Decker Corp.	4,200	176
	RadioShack Corp.	11,200	134
	Service Corp. International	26,400	131
*	Ford Motor Co.	49,062	112
	Yum! Brands, Inc.	3,400	107
*	The Goodyear Tire & Rubber Co.	17,000	101
*	Liberty Media Corp.	5,500	96
*	DISH Network Corp.	7,450	83
	Advance Auto Parts, Inc.	1,300	44
*	Amazon.com, Inc.	753	39
*	GameStop Corp. Class A	900	20
*	Quiksilver, Inc.	100	—
			16,967
Consumer Staples (11.1%)
	The Procter & Gamble Co.	65,451	4,046

	Wal-Mart Stores, Inc.	41,465	2,324
	The Coca-Cola Co.	38,690	1,751
	Philip Morris International Inc.	33,250	1,447
	PepsiCo, Inc.	24,830	1,360
	Kraft Foods Inc.	40,856	1,097
	Altria Group, Inc.	66,850	1,007
	General Mills, Inc.	14,200	863
	Archer-Daniels-Midland Co.	29,200	842
	The Kroger Co.	30,500	805
	Kellogg Co.	16,000	702
	Safeway, Inc.	29,000	689
	CVS Caremark Corp.	21,336	613
	Walgreen Co.	20,630	509
	ConAgra Foods, Inc.	29,800	492
	Herbalife Ltd.	20,400	442
	The Pepsi Bottling Group, Inc.	19,600	441
	Bunge Ltd.	8,300	430
*	Dr. Pepper Snapple Group, Inc.	22,300	362
	The Estee Lauder Cos. Inc. Class A	10,100	313
	Colgate-Palmolive Co.	4,130	283
	Costco Wholesale Corp.	5,270	277
	Alberto-Culver Co.	11,000	270
	Sysco Corp.	10,400	239
	Kimberly-Clark Corp.	4,470	236
	Reynolds American Inc.	3,640	147
	Nash-Finch Co.	1,689	76
*	Schiff Nutrition International, Inc.	10,300	61
	J.M. Smucker Co.	1,239	54
	Corn Products International, Inc.	1,700	49
	Cal-Maine Foods, Inc.	1,400	40
*	Darling International, Inc.	5,700	31
	Vector Group Ltd.	2,200	30
*	Omega Protein Corp.	5,300	21
			22,349
Energy (11.9%)
	ExxonMobil Corp.	104,920	8,376
	Chevron Corp.	37,465	2,771
	Occidental Petroleum Corp.	24,840	1,490
	ConocoPhillips Co.	23,500	1,217
	Devon Energy Corp.	15,713	1,032
	Apache Corp.	12,540	935
	Anadarko Petroleum Corp.	20,740	799
	Hess Corp.	14,600	783
	EOG Resources, Inc.	10,800	719
	Schlumberger Ltd.	14,700	622
	Marathon Oil Corp.	22,340	611
	Noble Energy, Inc.	10,200	502
	Murphy Oil Corp.	10,500	466
	Williams Cos., Inc.	28,500	413
	ENSCO International, Inc.	13,130	373
*	Alpha Natural Resources, Inc.	22,400	363
	Noble Corp.	15,000	331

*	Clayton Williams Energy, Inc.	7,100	323
	Chesapeake Energy Corp.	17,700	286
*	Plains Exploration & Production Co.	10,300	239
*	Whiting Petroleum Corp.	7,100	238
*	Mariner Energy Inc.	21,600	220
*	Transocean Ltd.	4,460	211
	XTO Energy, Inc.	5,600	197
^	Frontline Ltd.	5,000	148
*	Double Eagle Petroleum Co.	17,200	121
*	Weatherford International Ltd.	5,900	64
*	McMoRan Exploration Co.	5,400	53
*	Swift Energy Co.	2,800	47
	Valero Energy Corp.	1,992	43
*	Encore Acquisition Co.	1,600	41
			24,034
Financials (13.1%)
	Wells Fargo & Co.	73,110	2,155
	JPMorgan Chase & Co.	68,236	2,151
	U.S. Bancorp	43,450	1,087
	Bank of America Corp.	76,870	1,082
	Bank of New York Mellon Corp.	36,791	1,042
	AFLAC Inc.	19,940	914
	The Chubb Corp.	16,570	845
	The Goldman Sachs Group, Inc.	9,811	828
	State Street Corp.	19,600	771
	Morgan Stanley	46,550	747
	BB&T Corp.	27,180	746
	Aon Corp.	14,500	662
	Hudson City Bancorp, Inc.	40,300	643
	Northern Trust Corp.	12,200	636
	Unum Group	33,200	617
	Progressive Corp. of Ohio	41,300	612
	Loews Corp.	20,610	582
	Ameriprise Financial, Inc.	23,600	551
	Axis Capital Holdings Ltd.	18,400	536
	SunTrust Banks, Inc.	18,000	532
	Charles Schwab Corp.	31,600	511
*	TD Ameritrade Holding Corp.	34,216	488
	American Financial Group, Inc.	21,300	487
	PNC Financial Services Group	9,840	482
	Discover Financial Services	48,600	463
	Bank of Hawaii Corp.	9,600	434
*	Knight Capital Group, Inc. Class A	26,300	425
	Citigroup Inc.	58,651	394
*	Nasdaq Stock Market Inc.	15,756	389
	Capital One Financial Corp.	12,060	385
	Equity Residential REIT	11,400	340
	Vornado Realty Trust REIT	5,600	338
	HCP, Inc. REIT	11,100	308
	Highwood Properties, Inc. REIT	9,829	269
	Associated Estates Realty Corp. REIT	29,300	267
	First BanCorp Puerto Rico	20,800	232

*	The St. Joe Co.	9,400	229
	FirstMerit Corp.	10,900	224
	Senior Housing Properties Trust REIT	12,500	224
	Sun Communities, Inc. REIT	15,600	218
	Mid-America Apartment Communities, Inc. REIT	5,300	197
	Plum Creek Timber Co. Inc. REIT	5,300	184
	National City Corp.	101,500	184
	PS Business Parks, Inc. REIT	3,600	161
*	Reinsurance Group of America, Inc.	2,572	110
	Aspen Insurance Holdings Ltd.	4,400	107
	The Travelers Cos., Inc.	1,900	86
	Simon Property Group, Inc. REIT	1,596	85
	American Express Co.	4,120	76
	Prudential Financial, Inc.	2,340	71
	U-Store-It Trust REIT	15,500	69
	Merrill Lynch & Co., Inc.	4,625	54
	Pennsylvania REIT	6,100	45
	Odyssey Re Holdings Corp.	800	41
	Parkway Properties Inc. REIT	2,200	40
	Liberty Property Trust REIT	1,600	37
	Host Hotels & Resorts Inc. REIT	4,700	36
	International Bancshares Corp.	1,200	26
	Cash America International Inc.	900	25
	Suffolk Bancorp	600	22
*	Arch Capital Group Ltd.	300	21
	BOK Financial Corp.	200	8
			26,531
Health Care (13.8%)
	Johnson & Johnson	50,907	3,046
	Pfizer Inc.	161,835	2,866
	Abbott Laboratories	39,000	2,081
*	Amgen Inc.	29,815	1,722
	Baxter International, Inc.	19,260	1,032
	Bristol-Myers Squibb Co.	40,530	942
*	WellPoint Inc.	21,850	921
	Eli Lilly & Co.	22,220	895
	Merck & Co., Inc.	28,710	873
	Covidien Ltd.	22,500	815
	Wyeth	20,340	763
	Medtronic, Inc.	23,730	746
*	Express Scripts Inc.	11,600	638
*	St. Jude Medical, Inc.	18,300	603
	McKesson Corp.	15,200	589
*	Laboratory Corp. of America Holdings	8,900	573
	AmerisourceBergen Corp.	15,900	567
*	Cephalon, Inc.	6,800	524
*	DaVita, Inc.	10,300	511
*	Gilead Sciences, Inc.	9,980	510
*	Warner Chilcott Ltd.	34,500	500
*	Watson Pharmaceuticals, Inc.	18,800	500
*	King Pharmaceuticals, Inc.	46,000	489
*	Biogen Idec Inc.	9,800	467

*	Maxygen Inc.	50,700	452
*	Myriad Genetics, Inc.	6,600	437
*	Cubist Pharmaceuticals, Inc.	16,400	396
*	OSI Pharmaceuticals, Inc.	9,900	387
*	CONMED Corp.	15,500	371
*	Genentech, Inc.	4,015	333
	Becton, Dickinson & Co.	4,420	302
	CIGNA Corp.	17,000	286
*	Life Technologies Corp.	9,448	220
	UnitedHealth Group Inc.	8,175	217
*	Albany Molecular Research, Inc.	20,200	197
*	Nabi Biopharmaceuticals	53,900	181
*	Lincare Holdings, Inc.	6,000	162
*	Medco Health Solutions, Inc.	3,585	150
*	Acura Pharmaceuticals Inc.	16,400	120
	Schering-Plough Corp.	6,310	107
*	Celgene Corp.	1,900	105
	Universal Health Services Class B	1,600	60
*	Questcor Pharmaceuticals, Inc.	4,900	46
*	Isis Pharmaceuticals, Inc.	2,330	33
*	Accelrys Inc.	5,900	26
*	Hospira, Inc.	800	21
*	Onyx Pharmaceuticals, Inc.	200	7
			27,789
Industrials (10.8%)
	General Electric Co.	189,780	3,074
	Honeywell International Inc.	29,824	979
	Union Pacific Corp.	20,300	970
	General Dynamics Corp.	16,450	947
	Caterpillar, Inc.	21,176	946
	Raytheon Co.	18,000	919
	Lockheed Martin Corp.	10,850	912
	The Boeing Co.	19,660	839
	Waste Management, Inc.	24,800	822
	Norfolk Southern Corp.	17,200	809
	United Technologies Corp.	13,640	731
	Northrop Grumman Corp.	15,830	713
	3M Co.	10,130	583
	Fluor Corp.	12,700	570
	CSX Corp.	16,937	550
	Goodrich Corp.	14,800	548
	Republic Services, Inc. Class A	21,609	536
	L-3 Communications Holdings, Inc.	7,100	524
	Tyco International, Ltd.	24,250	524
	Parker Hannifin Corp.	11,400	485
	Burlington Northern Santa Fe Corp.	6,270	475
	Cooper Industries, Inc. Class A	15,400	450
*	EMCOR Group, Inc.	19,600	440
	J.B. Hunt Transport Services, Inc.	14,800	389
	GATX Corp.	12,320	381
	Ryder System, Inc.	9,700	376
	United Parcel Service, Inc.	6,380	352

*	AGCO Corp.	12,700	300
	Bucyrus International, Inc.	16,100	298
	Robbins & Myers, Inc.	13,500	218
	Watson Wyatt & Co. Holdings	4,300	206
	FedEx Corp.	2,944	189
	The Dun & Bradstreet Corp.	2,100	162
	Emerson Electric Co.	4,140	152
*	GrafTech International Ltd.	17,700	147
	Deere & Co.	3,500	134
	Flowserve Corp.	1,600	82
*	ICT Group, Inc.	13,500	62
	Trinity Industries, Inc.	3,656	58
*	Kirby Corp.	300	8
			21,860
Information Technology (14.7%)
	Microsoft Corp.	144,097	2,801
	International Business Machines Corp.	32,142	2,705
	Hewlett-Packard Co.	61,399	2,228
	Intel Corp.	140,590	2,061
*	Cisco Systems, Inc.	96,350	1,570
*	Apple Inc.	13,720	1,171
*	Google Inc.	3,490	1,074
*	Oracle Corp.	55,248	980
	Automatic Data Processing, Inc.	22,480	884
	Accenture Ltd.	26,100	856
*	eBay Inc.	54,310	758
	QUALCOMM Inc.	20,320	728
	Visa Inc.	12,500	656
*	Juniper Networks, Inc.	37,400	655
*	Symantec Corp.	45,300	612
*	Computer Sciences Corp.	15,900	559
*	Affiliated Computer Services, Inc. Class A	12,000	551
	Western Union Co.	36,100	518
*	QLogic Corp.	38,000	511
	Texas Instruments, Inc.	32,270	501
	Tyco Electronics Ltd.	28,450	461
	Analog Devices, Inc.	23,700	451
*	Metavante Technologies	26,400	425
*	EarthLink, Inc.	58,000	392
*	RadiSys Corp.	69,900	387
*	Sohu.com Inc.	7,500	355
*	EMC Corp.	33,730	353
*	Multi-Fineline Electronix, Inc.	30,200	353
*	Lexmark International, Inc.	12,800	344
*	Genpact, Ltd.	39,300	323
*	Western Digital Corp.	26,600	305
*	Ceva, Inc.	40,300	282
	Corning, Inc.	28,270	269
*	Skyworks Solutions, Inc.	47,300	262
*	MEMC Electronic Materials, Inc.	16,720	239
*	Hewitt Associates, Inc.	8,400	238
*	LSI Corp.	68,800	226

*	PC Mall, Inc.	52,600	211
*	Sybase, Inc.	8,462	210
*	Adobe Systems, Inc.	8,100	172
*	Plexus Corp.	9,900	168
	Black Box Corp.	5,500	144
*	Marvell Technology Group Ltd.	19,400	129
*	NVE Corp.	4,900	128
*	Dell Inc.	7,880	81
	Methode Electronics, Inc. Class A	11,800	80
	CA, Inc.	3,900	72
	Diebold, Inc.	2,300	65
	National Semiconductor Corp.	6,200	62
*	Dolby Laboratories Inc.	1,900	62
*	Harmonic, Inc.	8,300	47
	United Online, Inc.	3,900	24
*	Amkor Technology, Inc.	9,290	20
*	Yahoo! Inc.	570	7
			29,726
Materials (3.3%)
	Monsanto Co.	16,026	1,127
	Praxair, Inc.	14,700	873
	Dow Chemical Co.	42,520	642
	Nucor Corp.	13,500	624
	The Mosaic Co.	15,300	529
*	Owens-Illinois, Inc.	16,700	456
	United States Steel Corp.	12,100	450
	Terra Industries, Inc.	20,300	338
	E.I. du Pont de Nemours & Co.	13,280	336
	Reliance Steel & Aluminum Co.	10,300	205
	AK Steel Holding Corp.	20,500	191
	Freeport-McMoRan Copper & Gold, Inc. Class B	7,800	191
	Innophos Holdings Inc.	8,500	168
	Rock-Tenn Co.	4,200	144
	Celanese Corp. Series A	11,500	143
	International Paper Co.	10,000	118
	Eastman Chemical Co.	3,500	111
	Schnitzer Steel Industries, Inc. Class A	1,700	64
			6,710
Telecommunication Services (3.3%)
	AT&T Inc.	107,929	3,076
	Verizon Communications Inc.	67,257	2,280
	Embarq Corp.	12,342	444
*	Premiere Global Services, Inc.	49,600	427
	Windstream Corp.	21,938	202
	NTELOS Holdings Corp.	8,100	200
*	Syniverse Holdings Inc.	7,900	94
			6,723
Utilities (4.4%)
	FPL Group, Inc.	17,533	883
	Southern Co.	21,660	801
	Entergy Corp.	9,400	781
	Duke Energy Corp.	51,390	771

American Electric Power Co., Inc.	21,200	706
Sempra Energy	15,000	640
Edison International	18,840	605
	Exelon Corp.			9,640	536
	MDU Resources Group, Inc.			24,700	533
	ONEOK, Inc.			16,800	489
	CenterPoint Energy Inc.			37,400	472
	Progress Energy, Inc.			11,500	458
	IDACORP, Inc.			10,000	295
	Energen Corp.			9,100	267
	Alliant Energy Corp.			8,300	242
*	AES Corp.			18,500	153
	SCANA Corp.			2,971	106
	Pepco Holdings, Inc.			2,600	46
	Dominion Resources, Inc.			400	14
					8,798
Total Common Stocks (Cost $239,762)					191,487
	Coupon			Shares	Market Value ($000)
Temporary Cash Investments (6.0%)
Money Market Fund (4.9%)
[1,2]	Vanguard Market Liquidity Fund	1.378%		9,872,431	9,872
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (1.1%)
[3,4]	Federal Home Loan Mortgage Corp.	2.268%	2/18/09	2,000	2,000
[3,4]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	300	300
					2,300
Total Temporary Cash Investments (Cost $12,155)					12,172
Total Investments (100.8%) (Cost $251,917)					203,659
Other Assets and Liabilities-Net (-0.8%)[2]					(1,560)
Net Assets (100%)					202,099

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $139,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	Includes $141,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
4	Securities with a value of $2,300,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Structured Broad Market Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.9%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the cost of investment securities for tax purposes was $251,917,000. Net unrealized depreciation of investment securities for tax purposes was $48,258,000, consisting of unrealized gains of $6,031,000 on securities that had risen in value since their purchase and $54,289,000 in unrealized losses on securities that had fallen in value since their purchase.

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index	187	9,311	561
E-mini S&P 500 Index	26	1,170	33

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	201,360	594
Level 2- Other significant observable inputs	2,299	-
Level 3- Significant unobservable inputs	-	-
Total	203,659	594

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (99.5%)
Consumer Discretionary (8.4%)
	McDonald's Corp.	74,897	4,658
	Comcast Corp. Class A	204,885	3,458
	Home Depot, Inc.	112,300	2,585
	Time Warner, Inc.	252,682	2,542
	The Walt Disney Co.	89,929	2,040
*	Apollo Group, Inc. Class A	25,854	1,981
*	AutoZone Inc.	14,104	1,967
*	Coach, Inc.	93,381	1,940
	The Gap, Inc.	142,122	1,903
	Omnicom Group Inc.	68,113	1,834
	Polo Ralph Lauren Corp.	33,564	1,524
	Lowe's Cos., Inc.	64,373	1,385
	Limited Brands, Inc.	126,993	1,275
*	DIRECTV Group, Inc.	54,531	1,249
	Harley-Davidson, Inc.	68,506	1,163
*	Amazon.com, Inc.	22,377	1,148
	Target Corp.	30,930	1,068
	NIKE, Inc. Class B	16,963	865
	News Corp., Class A	80,640	733
	H & R Block, Inc.	29,830	678
	TJX Cos., Inc.	30,916	636
	Macy's Inc.	57,800	598
	Yum! Brands, Inc.	17,875	563
*	Interpublic Group of Cos., Inc.	67,783	268
*	GameStop Corp. Class A	11,785	255
	Family Dollar Stores, Inc.	8,390	219
	Whirlpool Corp.	4,458	184
	Wyndham Worldwide Corp.	27,040	177
*,^	Ford Motor Co.	66,706	153
	Snap-On Inc.	3,377	133
	RadioShack Corp.	7,859	94
	Carnival Corp.	3,549	86
	Lennar Corp. Class A	6,667	58
			39,420
Consumer Staples (12.8%)
	The Procter & Gamble Co.	185,794	11,486
	Wal-Mart Stores, Inc.	142,596	7,994
	The Coca-Cola Co.	108,640	4,918
	Philip Morris International Inc.	109,936	4,783
	PepsiCo, Inc.	84,892	4,650
	Kraft Foods Inc.	106,968	2,872
	General Mills, Inc.	39,083	2,374
	CVS Caremark Corp.	72,433	2,082
	ConAgra Foods, Inc.	107,038	1,766
	Kimberly-Clark Corp.	32,844	1,732
	Walgreen Co.	66,869	1,650

	Archer-Daniels-Midland Co.	56,240	1,621
	Colgate-Palmolive Co.	22,719	1,557
	Campbell Soup Co.	48,458	1,454
	Sysco Corp.	62,589	1,436
	Kellogg Co.	32,700	1,434
	Altria Group, Inc.	92,161	1,388
	The Kroger Co.	48,682	1,286
*	Dr. Pepper Snapple Group, Inc.	69,094	1,123
	The Estee Lauder Cos. Inc. Class A	28,647	887
	Costco Wholesale Corp.	16,419	862
	Molson Coors Brewing Co. Class B	9,070	444
	The Hershey Co.	11,341	394
	Safeway, Inc.	8,000	190
	J.M. Smucker Co.	1,226	53
			60,436
Energy (13.3%)
	ExxonMobil Corp.	307,339	24,535
	Chevron Corp.	128,656	9,517
	ConocoPhillips Co.	99,459	5,152
	Schlumberger Ltd.	59,855	2,534
	Occidental Petroleum Corp.	39,951	2,397
	Devon Energy Corp.	32,039	2,105
	Apache Corp.	26,446	1,971
	Murphy Oil Corp.	41,385	1,835
	El Paso Corp.	231,850	1,815
	Peabody Energy Corp.	74,702	1,699
	Anadarko Petroleum Corp.	40,192	1,549
	Hess Corp.	26,823	1,439
	EOG Resources, Inc.	20,486	1,364
	ENSCO International, Inc.	40,309	1,144
*	Southwestern Energy Co.	24,343	705
	XTO Energy, Inc.	19,352	683
	Marathon Oil Corp.	24,700	676
	Halliburton Co.	25,891	471
*	Transocean Ltd.	8,906	421
	Massey Energy Co.	22,825	315
	Valero Energy Corp.	8,330	180
	Chesapeake Energy Corp.	8,236	133
*	National Oilwell Varco Inc.	5,054	123
	Baker Hughes Inc.	3,330	107
			62,870
Financials (13.2%)
	JPMorgan Chase & Co.	207,479	6,542
	Wells Fargo & Co.	151,595	4,469
	Bank of America Corp.	277,012	3,900
	The Chubb Corp.	52,343	2,669
	Wachovia Corp.	476,749	2,641
	U.S. Bancorp	104,624	2,617
	Bank of New York Mellon Corp.	87,075	2,467
	Aon Corp.	49,137	2,245
	Northern Trust Corp.	40,517	2,113
	The Goldman Sachs Group, Inc.	24,698	2,084

	Unum Group	108,013	2,009
	Hudson City Bancorp, Inc.	121,601	1,941
	Citigroup Inc.	276,531	1,855
	AFLAC Inc.	39,594	1,815
	Discover Financial Services	184,334	1,757
	American Express Co.	92,285	1,712
	Capital One Financial Corp.	50,543	1,612
	Morgan Stanley	98,963	1,587
	State Street Corp.	38,634	1,519
	The Travelers Cos., Inc.	32,668	1,477
	BB&T Corp.	50,637	1,390
	Charles Schwab Corp.	73,196	1,184
	MetLife, Inc.	33,304	1,161
	Simon Property Group, Inc. REIT	21,188	1,126
	SunTrust Banks, Inc.	33,982	1,004
	HCP, Inc. REIT	34,763	965
	Equity Residential REIT	30,236	902
	Vornado Realty Trust REIT	12,472	753
	PNC Financial Services Group	15,301	750
	Merrill Lynch & Co., Inc.	54,864	639
	National City Corp.	333,828	604
	The Allstate Corp.	15,290	501
	Public Storage, Inc. REIT	4,629	368
	CME Group, Inc.	1,663	346
	Host Hotels & Resorts Inc. REIT	45,429	344
	Lincoln National Corp.	15,419	290
	Marshall & Ilsley Corp.	15,568	212
	Prudential Financial, Inc.	6,646	201
	Torchmark Corp.	2,495	111
	Federated Investors, Inc.	5,290	90
	Ameriprise Financial, Inc.	3,800	89
	Plum Creek Timber Co. Inc. REIT	2,100	73
	M & T Bank Corp.	900	52
	Franklin Resources Corp.	526	34
	Apartment Investment & Management Co. Class A REIT	2,263	26
	Avalonbay Communities, Inc. REIT	400	24
	Boston Properties, Inc. REIT	100	5
			62,275
Health Care (14.7%)
	Johnson & Johnson	174,146	10,419
	Pfizer Inc.	432,445	7,659
	Abbott Laboratories	83,968	4,481
*	Amgen Inc.	71,813	4,147
	Wyeth	92,403	3,466
	Merck & Co., Inc.	110,367	3,355
*	Gilead Sciences, Inc.	65,046	3,326
	Bristol-Myers Squibb Co.	126,831	2,949
*	Biogen Idec Inc.	50,385	2,400
	Baxter International, Inc.	43,818	2,348
*	Express Scripts Inc.	40,750	2,240
*	Boston Scientific Corp.	277,505	2,148
	Quest Diagnostics, Inc.	40,298	2,092

	Eli Lilly & Co.	47,687	1,920
	AmerisourceBergen Corp.	53,749	1,917
*	St. Jude Medical, Inc.	52,749	1,739
	Medtronic, Inc.	54,807	1,722
	Covidien Ltd.	43,255	1,568
	UnitedHealth Group Inc.	52,374	1,393
*	Cephalon, Inc.	17,605	1,356
*	WellPoint Inc.	29,384	1,238
	Schering-Plough Corp.	67,629	1,152
*	Medco Health Solutions, Inc.	24,566	1,030
*	Celgene Corp.	18,520	1,024
*	Watson Pharmaceuticals, Inc.	33,641	894
*	Varian Medical Systems, Inc.	16,633	583
*	Thermo Fisher Scientific, Inc.	11,134	379
*	King Pharmaceuticals, Inc.	14,816	157
	Stryker Corp.	3,375	135
*	Life Technologies Corp.	4,516	105
			69,342
Industrials (11.0%)
	General Electric Co.	604,522	9,793
	United Parcel Service, Inc.	50,821	2,803
	United Technologies Corp.	51,136	2,741
	Waste Management, Inc.	73,030	2,420
	Lockheed Martin Corp.	26,038	2,189
	Union Pacific Corp.	41,304	1,974
	Honeywell International Inc.	59,583	1,956
	3M Co.	33,513	1,928
	Dover Corp.	58,358	1,921
	Fluor Corp.	42,160	1,892
	General Dynamics Corp.	32,637	1,880
	Goodrich Corp.	50,745	1,879
	Raytheon Co.	34,627	1,767
	Ryder System, Inc.	41,654	1,615
	Norfolk Southern Corp.	33,107	1,558
	Northrop Grumman Corp.	31,516	1,420
	Cummins Inc.	52,714	1,409
	Flowserve Corp.	27,074	1,394
	The Boeing Co.	32,647	1,393
	L-3 Communications Holdings, Inc.	17,387	1,283
	Emerson Electric Co.	32,172	1,178
	Caterpillar, Inc.	24,068	1,075
	CSX Corp.	30,618	994
	Republic Services, Inc. Class A	35,755	887
	Burlington Northern Santa Fe Corp.	10,577	801
	FedEx Corp.	11,194	718
	Deere & Co.	12,018	461
	Danaher Corp.	5,745	325
	Illinois Tool Works, Inc.	8,925	313
	Southwest Airlines Co.	6,700	58
	Expeditors International of Washington, Inc.	909	30
			52,055

Information Technology (15.2%)
	Microsoft Corp.	483,341	9,396
	International Business Machines Corp.	86,440	7,275
*	Cisco Systems, Inc.	380,915	6,209
	Hewlett-Packard Co.	160,800	5,835
	Intel Corp.	365,553	5,359
*	Apple Inc.	58,242	4,971
*	Oracle Corp.	262,488	4,654
*	Google Inc.	12,855	3,955
	QUALCOMM Inc.	84,857	3,040
*	Symantec Corp.	172,207	2,328
*	Computer Sciences Corp.	55,098	1,936
	Xilinx, Inc.	96,353	1,717
	Western Union Co.	116,922	1,677
*	Lexmark International, Inc.	55,109	1,482
*	Affiliated Computer Services, Inc. Class A	30,926	1,421
*	eBay Inc.	100,791	1,407
*	Juniper Networks, Inc.	76,506	1,340
	Analog Devices, Inc.	64,999	1,236
	Corning, Inc.	95,485	910
*	EMC Corp.	77,907	816
	Texas Instruments, Inc.	46,568	723
	Automatic Data Processing, Inc.	17,388	684
*	LSI Corp.	205,451	676
*	Dell Inc.	61,362	628
*	Yahoo! Inc.	43,103	526
	CA, Inc.	23,663	439
	Applied Materials, Inc.	35,478	359
	Harris Corp.	6,800	259
	Jabil Circuit, Inc.	31,145	210
*	Teradata Corp.	10,739	159
*	QLogic Corp.	7,864	106
*	Compuware Corp.	15,277	103
	National Semiconductor Corp.	4,916	50
			71,886
Materials (2.9%)
	Monsanto Co.	39,361	2,769
	Nucor Corp.	40,101	1,853
	United States Steel Corp.	42,762	1,591
	Praxair, Inc.	23,087	1,371
	E.I. du Pont de Nemours & Co.	53,953	1,365
	CF Industries Holdings, Inc.	27,013	1,328
	Dow Chemical Co.	79,399	1,198
	AK Steel Holding Corp.	114,378	1,066
	Freeport-McMoRan Copper & Gold, Inc. Class B	29,754	727
	Eastman Chemical Co.	13,183	418
	Ball Corp.	1,400	58
	Alcoa Inc.	2,426	27
	International Paper Co.	600	7
			13,778
Telecommunication Services (3.8%)
	AT&T Inc.	338,835	9,657
	Verizon Communications Inc.	184,996	6,272
*	American Tower Corp. Class A	40,222	1,179

	Windstream Corp.			65,006	598
	Embarq Corp.			8,491	305
					18,011
Utilities (4.2%)
	Exelon Corp.			48,286	2,685
	American Electric Power Co., Inc.			72,324	2,407
	Entergy Corp.			28,726	2,388
	Southern Co.			58,896	2,179
	Sempra Energy			49,213	2,098
	Questar Corp.			59,947	1,960
	CenterPoint Energy Inc.			142,039	1,793
	Duke Energy Corp.			106,790	1,603
	FPL Group, Inc.			27,808	1,400
	Dominion Resources, Inc.			20,987	752
	DTE Energy Co.			5,200	185
	Pinnacle West Capital Corp.			3,191	103
	CMS Energy Corp.			7,638	77
	NiSource, Inc.			6,300	69
*	AES Corp.			5,741	47
					19,746
Total Common Stocks (Cost $607,755)					469,819
	Coupon			Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.4%)
[1,2]	Vanguard Market Liquidity Fund	1.378%		2,001,795	2,002
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (0.3%)
[3,4]	Federal Home Loan Bank	3.257%	2/2/09	500	500
[3,4]	Federal Home Loan Mortgage Corp.	1.204%	2/23/09	200	200
[3,4]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	600	599
					1,299
Total Temporary Cash Investments (Cost $3,297)					3,301
Total Investments (100.2%) (Cost $611,052)					473,120
Other Assets and Liabilities-Net (-0.2%)[2]					(933)
Net Assets (100%)					472,187

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $136,000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	Includes $179,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
4	Securities with a value of $1,299,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2008, the cost of investment securities for tax purposes was $611,052,000. Net unrealized depreciation of investment securities for tax purposes was $137,932,000, consisting of unrealized gains of $11,252,000 on securities that had risen in value since their purchase and $149,184,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	50	2,250	56

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Equity Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	471,821	56
Level 2- Other significant observable inputs	1,299	-
Level 3- Significant unobservable inputs	-	-
Total	473,120	56

Vanguard Structured Large-Cap Growth Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (99.3%)
Consumer Discretionary (9.2%)
	McDonald's Corp.	10,564	657
	H & R Block, Inc.	9,600	218
*	Apollo Group, Inc. Class A	2,800	215
	Omnicom Group Inc.	7,402	199
	Tim Hortons, Inc.	6,900	199
*	AutoZone Inc.	1,420	198
	Target Corp.	5,720	198
	NIKE, Inc. Class B	3,728	190
	Comcast Corp. Class A	10,629	179
	Ross Stores, Inc.	6,000	178
	The Gap, Inc.	11,700	157
*	ITT Educational Services, Inc.	1,600	152
*	Amazon.com, Inc.	2,200	113
*	Liberty Media Corp.	6,100	107
*	Urban Outfitters, Inc.	7,100	106
*	DIRECTV Group, Inc.	4,160	95
	Polo Ralph Lauren Corp.	2,081	95
	TJX Cos., Inc.	4,300	88
*	Big Lots Inc.	6,000	87
	WABCO Holdings Inc.	4,200	66
	Lowe's Cos., Inc.	2,823	61
*	Coach, Inc.	2,800	58
*	Time Warner Cable, Inc.	2,700	58
*	Viacom Inc. Class B	2,659	51
*	GameStop Corp. Class A	1,900	41
	Advance Auto Parts, Inc.	1,200	40
	Darden Restaurants Inc.	1,400	39
	Time Warner, Inc.	3,849	39
	News Corp., Class A	3,834	35
	The McGraw-Hill Cos., Inc.	1,200	28
*	DISH Network Corp.	1,386	15
	The Walt Disney Co.	242	6
			3,968
Consumer Staples (14.2%)
	Wal-Mart Stores, Inc.	17,957	1,007
	Philip Morris International Inc.	20,969	912
	PepsiCo, Inc.	13,611	746
	The Procter & Gamble Co.	11,403	705
	The Coca-Cola Co.	14,748	668
	Colgate-Palmolive Co.	4,205	288
	Altria Group, Inc.	17,469	263
	CVS Caremark Corp.	8,984	258
	Walgreen Co.	7,510	185
	H.J. Heinz Co.	4,900	184
	Costco Wholesale Corp.	3,375	177
	The Kroger Co.	6,400	169

	Herbalife Ltd.	7,700	167
	The Estee Lauder Cos. Inc. Class A	3,200	99
	Lorillard, Inc.	1,200	68
	Sysco Corp.	2,794	64
	Campbell Soup Co.	2,100	63
	General Mills, Inc.	800	49
	Kimberly-Clark Corp.	879	46
			6,118
Energy (8.4%)
	ExxonMobil Corp.	9,873	788
	Occidental Petroleum Corp.	8,600	516
	Schlumberger Ltd.	10,600	449
*	Southwestern Energy Co.	7,200	209
	Murphy Oil Corp.	4,700	208
	Peabody Energy Corp.	8,200	187
	Hess Corp.	3,300	177
	EOG Resources, Inc.	2,350	156
	Noble Corp.	5,652	125
*	Alpha Natural Resources, Inc.	7,300	118
	Halliburton Co.	5,890	107
	ENSCO International, Inc.	3,697	105
*	Plains Exploration & Production Co.	4,400	102
*	Whiting Petroleum Corp.	2,100	70
	Massey Energy Co.	4,800	66
*	National Oilwell Varco Inc.	2,148	53
	Baker Hughes Inc.	1,539	49
*	Unit Corp.	1,800	48
*	Transocean Ltd.	857	41
	Chesapeake Energy Corp.	1,700	27
*	Weatherford International Ltd.	2,500	27
			3,628
Financials (3.8%)
	AFLAC Inc.	5,469	251
	Northern Trust Corp.	4,330	226
	Charles Schwab Corp.	11,315	183
*	TD Ameritrade Holding Corp.	11,100	158
	American Express Co.	6,427	119
*	Nasdaq Stock Market Inc.	4,800	119
	Simon Property Group, Inc. REIT	1,791	95
	Hudson City Bancorp, Inc.	4,900	78
	State Street Corp.	1,966	77
	The Goldman Sachs Group, Inc.	816	69
*	The St. Joe Co.	2,300	56
	Morgan Stanley	3,400	55
	CME Group, Inc.	242	50
	Taubman Co. REIT	1,700	43
	Discover Financial Services	4,100	39
	Ventas, Inc. REIT	300	10
	Franklin Resources Corp.	86	6
			1,634
Health Care (15.6%)
	Abbott Laboratories	15,469	826

*	Gilead Sciences, Inc.	9,770	500
	Johnson & Johnson	7,812	467
	Bristol-Myers Squibb Co.	19,318	449
	Baxter International, Inc.	6,442	345
*	Genentech, Inc.	3,955	328
	Medtronic, Inc.	9,440	297
*	Biogen Idec Inc.	5,731	273
*	Medco Health Solutions, Inc.	5,990	251
*	Express Scripts Inc.	4,378	241
*	St. Jude Medical, Inc.	7,200	237
	Schering-Plough Corp.	12,932	220
	Quest Diagnostics, Inc.	4,100	213
*	Celgene Corp.	3,600	199
*	Cephalon, Inc.	2,338	180
*	DaVita, Inc.	3,500	173
*	Watson Pharmaceuticals, Inc.	6,200	165
	McKesson Corp.	4,240	164
	AmerisourceBergen Corp.	4,330	154
*	Warner Chilcott Ltd.	10,600	154
	Omnicare, Inc.	5,300	147
	Merck & Co., Inc.	4,403	134
	Becton, Dickinson & Co.	1,941	133
*	Boston Scientific Corp.	14,200	110
	Eli Lilly & Co.	2,100	85
	Stryker Corp.	1,927	77
	UnitedHealth Group Inc.	2,649	70
*	Genzyme Corp.	700	46
*	Forest Laboratories, Inc.	1,800	46
*	Thermo Fisher Scientific, Inc.	200	7
			6,691
Industrials (13.4%)
	3M Co.	6,026	347
	United Parcel Service, Inc.	5,847	323
	Caterpillar, Inc.	6,825	305
	Lockheed Martin Corp.	3,604	303
	Honeywell International Inc.	8,680	285
	Union Pacific Corp.	5,866	280
	The Boeing Co.	6,204	265
	United Technologies Corp.	4,482	240
	Emerson Electric Co.	6,146	225
	L-3 Communications Holdings, Inc.	2,700	199
	Fluor Corp.	4,400	197
	Burlington Northern Santa Fe Corp.	2,600	197
	Goodrich Corp.	5,200	193
	Waste Management, Inc.	5,458	181
	CSX Corp.	4,935	160
*	AGCO Corp.	6,600	156
	Flowserve Corp.	3,000	155
	The Dun & Bradstreet Corp.	2,000	154
	The Timken Co.	7,600	149
	Dover Corp.	4,200	138
	Bucyrus International, Inc.	7,200	133

	Tyco International, Ltd.	5,300	114
	Raytheon Co.	2,204	113
	Deere & Co.	2,900	111
	Ryder System, Inc.	2,700	105
	GATX Corp.	3,216	100
	Norfolk Southern Corp.	1,900	89
*	First Solar, Inc.	600	83
	Northrop Grumman Corp.	1,800	81
	J.B. Hunt Transport Services, Inc.	3,000	79
	Precision Castparts Corp.	1,277	76
	Republic Services, Inc. Class A	2,400	60
	Danaher Corp.	900	51
*	Stericycle, Inc.	800	42
*	Kirby Corp.	1,400	38
	Parker Hannifin Corp.	900	38
	Cooper Industries, Inc. Class A	700	20
			5,785
Information Technology (28.1%)
	Microsoft Corp.	78,585	1,528
	International Business Machines Corp.	13,707	1,154
*	Cisco Systems, Inc.	59,350	967
	Hewlett-Packard Co.	24,877	903
*	Apple Inc.	8,712	744
	Intel Corp.	50,620	742
*	Oracle Corp.	39,796	706
*	Google Inc.	2,175	669
	QUALCOMM Inc.	14,403	516
	Visa Inc.	5,100	267
	Automatic Data Processing, Inc.	6,000	236
	Accenture Ltd.	6,935	227
*	Juniper Networks, Inc.	12,400	217
	Texas Instruments, Inc.	13,761	214
	Xilinx, Inc.	10,000	178
	Analog Devices, Inc.	9,300	177
	CA, Inc.	9,300	172
*	Alliance Data Systems Corp.	3,600	167
*	BMC Software, Inc.	5,310	143
*	Dell Inc.	13,881	142
*	Sohu.com Inc.	3,000	142
	Diebold, Inc.	5,000	140
*	Metavante Technologies	8,500	137
*	Western Digital Corp.	11,800	135
*	Affiliated Computer Services, Inc. Class A	2,800	129
*	Symantec Corp.	9,000	122
*	Yahoo! Inc.	9,857	120
*	Marvell Technology Group Ltd.	16,700	111
*	EMC Corp.	10,594	111
*	eBay Inc.	7,656	107
*	Adobe Systems, Inc.	4,783	102
	Corning, Inc.	10,507	100
	Applied Materials, Inc.	8,999	91
	National Semiconductor Corp.	9,002	91

*	Activision Blizzard, Inc.		9,000	78
*	NCR Corp.		5,000	71
*	Lexmark International, Inc.		2,400	65
*	Hewitt Associates, Inc.		1,600	45
*	LSI Corp.		9,900	33
*	Integrated Device Technology Inc.		5,800	32
*	Genpact, Ltd.		3,900	32
*	WebMD Health Corp. Class A		800	19
				12,082
Materials (3.6%)
	Monsanto Co.		5,727	403
	Airgas, Inc.		4,500	175
	United States Steel Corp.		4,600	171
	FMC Corp.		3,400	152
	Praxair, Inc.		2,270	135
	Greif Inc. Class A		3,300	110
	The Mosaic Co.		2,800	97
	AK Steel Holding Corp.		9,500	89
	Celanese Corp. Series A		6,070	75
	Terra Industries, Inc.		3,300	55
	Newmont Mining Corp. (Holding Co.)		800	33
	Nucor Corp.		700	32
	Alcoa Inc.		1,700	19
	Southern Copper Corp. (U.S. Shares)		408	7
				1,553
Telecommunication Services (0.8%)
*	American Tower Corp. Class A		7,600	223
	Embarq Corp.		2,114	76
	Windstream Corp.		4,770	44
*	NII Holdings Inc.		800	14
				357
Utilities (2.2%)
	Entergy Corp.		2,700	224
	Questar Corp.		5,100	167
*	AES Corp.		20,100	166
	CenterPoint Energy Inc.		12,900	163
	Exelon Corp.		2,372	132
	Energen Corp.		2,300	67
	Public Service Enterprise Group, Inc.		449	13
				932
Total Common Stocks (Cost $53,455)				42,748
	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund	1.378%	137,000	137

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.3%)
[2,3]	Federal Home Loan Mortgage Corp.	2.268%	2/18/09	100	100
Total Temporary Cash Investments (Cost $236)					237
Total Investments (99.9%) (Cost $53,691)					42,985
Other Assets and Liabilities-Net (0.1%)					45
Net Assets (100%)					43,030

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
3	Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the cost of investment securities for tax purposes was $53,691,000. Net unrealized depreciation of investment securities for tax purposes was $10,706,000, consisting of unrealized gains of $1,373,000 on securities that had risen in value since their purchase and $12,079,000 in unrealized losses on securities that had fallen in value since their purchase.

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	1	225	7
E-mini S&P 500 Index	1	45	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	42,885	7
Level 2- Other significant observable inputs	100	-
Level 3- Significant unobservable inputs	-	-
Total	42,985	7

Vanguard Structured Large-Cap Value Fund

Schedule of Investments

As of December 31, 2008

		Shares	Market Value ($000)
Common Stocks (99.3%)
Consumer Discretionary (8.3%)
	Comcast Corp. Class A	22,875	386
	Home Depot, Inc.	16,300	375
	Time Warner, Inc.	36,520	367
	The Walt Disney Co.	14,790	336
	Lowe's Cos., Inc.	11,800	254
	Cablevision Systems NY Group Class A	11,600	195
	The Gap, Inc.	13,400	179
	The Stanley Works	5,000	170
	Hasbro, Inc.	5,800	169
	Autoliv, Inc.	7,200	155
	RadioShack Corp.	11,300	135
	Lennar Corp. Class A	14,300	124
	McDonald's Corp.	1,804	112
	Omnicom Group Inc.	4,000	108
	Limited Brands, Inc.	10,300	103
	Foot Locker, Inc.	12,100	89
	News Corp., Class A	8,410	76
	VF Corp.	1,100	60
	Pulte Homes, Inc.	5,100	56
	Carnival Corp.	2,000	49
	Warner Music Group Corp.	13,900	42
*	TRW Automotive Holdings Corp.	11,000	40
	Royal Caribbean Cruises, Ltd.	2,800	38
*	NVR, Inc.	80	37
	Wyndham Worldwide Corp.	5,500	36
	International Speedway Corp.	900	26
*	Liberty Global, Inc. Class A	1,100	18
*	The Goodyear Tire & Rubber Co.	1,000	6
			3,741
Consumer Staples (9.4%)
	The Procter & Gamble Co.	19,715	1,219
	Kraft Foods Inc.	14,476	389
	Wal-Mart Stores, Inc.	5,200	291
	The Coca-Cola Co.	5,990	271
	Archer-Daniels-Midland Co.	7,900	228
	The Kroger Co.	8,200	217
	ConAgra Foods, Inc.	12,400	205
	Molson Coors Brewing Co. Class B	3,870	189
	H.J. Heinz Co.	4,500	169
	CVS Caremark Corp.	5,100	147
	Campbell Soup Co.	4,400	132
	Altria Group, Inc.	7,930	119
*	Dr. Pepper Snapple Group, Inc.	7,200	117
	Kimberly-Clark Corp.	1,970	104
	Reynolds American Inc.	2,140	86
	Alberto-Culver Co.	2,900	71

	The Pepsi Bottling Group, Inc.	3,000	68
	General Mills, Inc.	1,100	67
	Walgreen Co.	1,300	32
	J.M. Smucker Co.	622	27
	The Hershey Co.	700	24
	Corn Products International, Inc.	800	23
	McCormick & Co., Inc.	700	22
	PepsiCo, Inc.	100	5
			4,222
Energy (17.0%)
	ExxonMobil Corp.	42,710	3,410
	Chevron Corp.	21,390	1,582
	ConocoPhillips Co.	16,174	838
	Devon Energy Corp.	5,000	329
	Apache Corp.	3,900	291
	Marathon Oil Corp.	5,400	148
	Anadarko Petroleum Corp.	3,650	141
*	Encore Acquisition Co.	5,300	135
	XTO Energy, Inc.	3,700	130
*	Petrohawk Energy Corp.	7,700	120
*	Newfield Exploration Co.	4,600	91
	Valero Energy Corp.	3,800	82
	Cimarex Energy Co.	2,800	75
*	Unit Corp.	1,900	51
	Chesapeake Energy Corp.	3,000	48
*	Forest Oil Corp.	2,800	46
*	Plains Exploration & Production Co.	1,800	42
	ENSCO International, Inc.	1,300	37
	EOG Resources, Inc.	500	33
	Overseas Shipholding Group Inc.	600	25
	Noble Energy, Inc.	400	20
			7,674
Financials (23.3%)
	JPMorgan Chase & Co.	38,080	1,201
	Wells Fargo & Co.	33,484	987
	Bank of America Corp.	51,917	731
	U.S. Bancorp	18,970	474
	Bank of New York Mellon Corp.	12,843	364
	The Chubb Corp.	6,600	337
	Citigroup Inc.	49,990	335
	The Travelers Cos., Inc.	7,200	326
	The Goldman Sachs Group, Inc.	3,425	289
	BB&T Corp.	10,250	282
	Aon Corp.	5,800	265
	Capital One Financial Corp.	8,040	256
	Progressive Corp. of Ohio	16,200	240
	SunTrust Banks, Inc.	7,560	223
	Unum Group	11,800	220
	Morgan Stanley	13,390	215
	Discover Financial Services	18,845	180
	American Financial Group, Inc.	7,400	169
	State Street Corp.	4,200	165

	Wachovia Corp.	28,940	160
	Hudson City Bancorp, Inc.	10,000	160
	Bank of Hawaii Corp.	3,530	160
	PNC Financial Services Group	3,134	154
	Northern Trust Corp.	2,800	146
	Merrill Lynch & Co., Inc.	11,772	137
	Annaly Capital Management Inc. REIT	8,400	133
	The Allstate Corp.	4,050	133
	Equity Residential REIT	4,280	128
	Marshall & Ilsley Corp.	9,300	127
	MetLife, Inc.	3,591	125
	HCP, Inc. REIT	4,300	119
	PartnerRe Ltd.	1,600	114
	Axis Capital Holdings Ltd.	3,500	102
*	Arch Capital Group Ltd.	1,400	98
	Ventas, Inc. REIT	2,900	97
	Prudential Financial, Inc.	3,050	92
	Plum Creek Timber Co. Inc. REIT	2,600	90
	Nationwide Health Properties, Inc. REIT	2,900	83
	Liberty Property Trust REIT	3,000	69
	Loews Corp.	2,400	68
	Public Storage, Inc. REIT	800	64
	Essex Property Trust, Inc. REIT	800	61
	ProLogis REIT	4,200	58
	Host Hotels & Resorts Inc. REIT	7,500	57
	Popular, Inc.	10,600	55
	New York Community Bancorp, Inc.	4,300	51
	National City Corp.	27,200	49
	Lincoln National Corp.	2,600	49
*	The St. Joe Co.	2,000	49
*	Nasdaq Stock Market Inc.	1,900	47
	Vornado Realty Trust REIT	700	42
	Hospitality Properties Trust REIT	2,600	39
	Apartment Investment & Management Co. Class A REIT	3,061	35
	Developers Diversified Realty Corp. REIT	5,200	25
	Boston Properties, Inc. REIT	400	22
*	Sovereign Bancorp, Inc.	4,500	13
	Assurant, Inc.	200	6
	CapitalSource Inc. REIT	800	4
	American International Group, Inc.	1,340	2
			10,482
Health Care (13.4%)
	Johnson & Johnson	21,390	1,280
	Pfizer Inc.	70,120	1,242
*	Amgen Inc.	11,700	676
	Wyeth	12,150	456
	Merck & Co., Inc.	13,780	419
	Eli Lilly & Co.	8,230	331
	Covidien Ltd.	6,175	224
	AmerisourceBergen Corp.	5,600	200
*	Forest Laboratories, Inc.	7,100	181
	Omnicare, Inc.	6,500	180

	UnitedHealth Group Inc.	6,000	159
*	WellPoint Inc.	3,590	151
*	Thermo Fisher Scientific, Inc.	3,700	126
*	LifePoint Hospitals, Inc.	5,500	126
*	King Pharmaceuticals, Inc.	4,900	52
	Quest Diagnostics, Inc.	900	47
*	DaVita, Inc.	900	45
	Teleflex Inc.	880	44
	Universal Health Services Class B	1,100	41
	Bristol-Myers Squibb Co.	1,300	30
*	HLTH Corp.	2,509	26
*	Boston Scientific Corp.	1,500	12
			6,048
Industrials (8.7%)
	General Electric Co.	102,650	1,663
	Waste Management, Inc.	6,400	212
	General Dynamics Corp.	3,480	200
	United Technologies Corp.	3,500	188
	Raytheon Co.	3,600	184
	Northrop Grumman Corp.	3,650	164
	L-3 Communications Holdings, Inc.	2,100	155
	FedEx Corp.	2,400	154
	Norfolk Southern Corp.	2,900	136
	Ryder System, Inc.	3,200	124
	Cooper Industries, Inc. Class A	4,100	120
	Illinois Tool Works, Inc.	3,200	112
	Trinity Industries, Inc.	6,800	107
*	AGCO Corp.	4,000	94
*	Delta Air Lines Inc.	6,300	72
	The Timken Co.	3,400	67
	The Dun & Bradstreet Corp.	800	62
	Republic Services, Inc. Class A	1,717	43
	Dover Corp.	800	26
*	Gardner Denver Inc.	800	19
			3,902
Information Technology (2.7%)
*	Symantec Corp.	18,600	251
	Diebold, Inc.	4,700	132
	CA, Inc.	6,700	124
*	NCR Corp.	8,000	113
	Intel Corp.	7,700	113
*	Integrated Device Technology Inc.	17,300	97
*	Lexmark International, Inc.	3,600	97
*	QLogic Corp.	4,000	54
	Motorola, Inc.	12,080	54
*	Synopsys, Inc.	2,600	48
	International Business Machines Corp.	560	47
*	Genpact, Ltd.	4,400	36
*	Western Digital Corp.	1,900	22
*	EMC Corp.	1,500	16
*	LSI Corp.	1,900	6
			1,210

Materials (3.1%)
	E.I. du Pont de Nemours & Co.	7,500	190
*	Owens-Illinois, Inc.	6,800	186
	FMC Corp.	3,400	152
	Celanese Corp. Series A	12,138	151
	Eastman Chemical Co.	4,100	130
	Reliance Steel & Aluminum Co.	6,200	124
	United States Steel Corp.	3,000	112
	Dow Chemical Co.	7,310	110
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,900	71
	Nucor Corp.	1,500	69
	Sigma-Aldrich Corp.	1,400	59
	Schnitzer Steel Industries, Inc. Class A	1,200	45
	The Mosaic Co.	500	17
			1,416
Telecommunication Services (6.4%)
	AT&T Inc.	58,213	1,659
	Verizon Communications Inc.	30,140	1,022
	Windstream Corp.	17,100	157
*	Sprint Nextel Corp.	19,420	35
	Embarq Corp.	739	27
*	Clearwire Corp.	200	1
			2,901
Utilities (7.0%)
	Southern Co.	8,939	331
	American Electric Power Co., Inc.	8,100	269
	Sempra Energy	5,500	234
	Duke Energy Corp.	15,504	233
	Exelon Corp.	4,100	228
	Entergy Corp.	2,200	183
	Questar Corp.	5,500	180
	Dominion Resources, Inc.	4,668	167
	Alliant Energy Corp.	5,600	163
	FPL Group, Inc.	3,200	161
	TECO Energy, Inc.	12,700	157
	CenterPoint Energy Inc.	12,100	153
	MDU Resources Group, Inc.	6,700	145
	Progress Energy, Inc.	2,800	112
	Hawaiian Electric Industries Inc.	4,700	104
	NSTAR	2,600	95
	ONEOK, Inc.	2,100	61
	Edison International	1,500	48
	FirstEnergy Corp.	884	43
*	NRG Energy, Inc.	1,500	35
	CMS Energy Corp.	3,100	31
	Pepco Holdings, Inc.	1,558	28
	SCANA Corp.	100	3
			3,164
Total Common Stocks (Cost $59,314)			44,760

	Coupon			Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund	1.378%		13,858	14
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.5%)
[2,3]	Federal Home Loan Mortgage Corp.	2.268%	2/18/09	200	200
Total Temporary Cash Investments (Cost $212)					214
Total Investments (99.8%) (Cost $59,526)					44,974
Other Assets and Liabilities-Net (0.2%)					69
Net Assets (100%)					45,043

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S.
government.
3	Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At December 31, 2008, the cost of investment securities for tax purposes was $59,526,000. Net unrealized depreciation of investment securities for tax purposes was $14,552,000, consisting of unrealized gains of $2,334,000 on securities that had risen in value since their purchase and $16,886,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	1	225	7
E-mini S&P 500 Index	1	45	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Value Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	44,774	7
Level 2- Other significant observable inputs	200	-
Level 3- Significant unobservable inputs	-	-
Total	44,974	7

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: FEBRUARY 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: FEBRUARY 13, 2009

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: FEBRUARY 13, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.